Earnings Per Share - Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	€ 206,970	€ (38,855)	€ 836,310	€ (133,482)
Impact from convertible notes (interests, foreign exchange gain/(loss), and fair value adjustments on derivative liabilities, net of tax)	(13,770)	(13,495)	0	0
Net profit/(loss) attributable to ordinary equity holders of the parent adjusted for dilution effects	€ 193,200	€ (52,350)	€ 836,310	€ (133,482)
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	64,344,993	60,454,589	63,011,704	60,237,774
Dilution effects from convertible notes	1,291,546	3,456,785	0	0
Dilution effects from warrants and RSUs	2,683,873	0	2,666,541	0
Weighted average number of ordinary shares, diluted earnings per share	68,320,412	63,911,374	65,678,245	60,237,774
Basic earnings per share	€ 3.22	€ (0.64)	€ 13.27	€ (2.22)
Diluted earnings per share	€ 2.83	€ (0.82)	€ 12.73	€ (2.22)